Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net

	As of December 31,
	2022	2023
	RMB	RMB
Furniture, fixtures and equipment	74,515	64,977
Motor vehicles	4,503	5,959
Leasehold improvement	68,354	74,698
Office building	63,000	63,000
Construction in progress	5,424	89,042
Total cost	215,796	297,676
Less: Accumulated depreciation	(106,972)	(103,100)

Property and equipment, net	108,824	194,576